Business Segment Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	$ 16,737,582,000	$ 15,831,613,000	$ 14,609,727,000
Long-lived assets	18,290,751,000	18,455,949,000	16,668,502,000
Germany [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	400,401,000	456,937,000	437,459,000
Long-lived assets	556,276,000	520,690,000	581,936,000
Segment North America(Member)
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	11,813,330,000	10,500,095,000	9,606,111,000
Long-lived assets	14,771,036,000	14,753,136,000	12,859,787,000
Remaining World [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	4,523,851,000	4,874,581,000	4,566,157,000
Long-lived assets	$ 2,963,439,000	$ 3,182,123,000	$ 3,226,779,000